NYER MEDICAL GROUP, INC
1292 HAMMMOND STREET
BANGOR, MAINE  04401

207-942-5273 telephone
207-941-9392 fax

January 2, 2007

United States Securities and Exchange Commission
Washington, D.C.  20549

Via EDGAR  CORRESP

Re:  Nyer Medical Group, Inc.
Form 10-Q for Fiscal Quarter Ended September 30, 2005
Filed November 14, 2005
File No. 000-20175

Dear Ms. Jenkins:

Attached you will find our Form 10-Q/A September 30, 2005 Amendment no. 1 for your review. We have provided additional information with respect to SFAS 123(R) in Selected Notes to Consolidated Financial Statements (unaudited), Note 2, Stock Based Compensation. Note 2, Stock Based Compensation begins on page 10. Our recent changes can be found as follows: pages 11-12, we have expanded the table, a summary of changes in common stock options for the quarter ended September 30, labeled <EXPANDED TABLE>; next to the last paragraph on page 12 labeled
<ADDED LANGUAGE>; and the last paragraph on Stock Based Compensation labeled <ADDED LANGUAGE>.

Previously, we had made changes that describe our stock option plans in the first paragraph, added a table that summarizes stock options outstanding and exercisable at September 30, 2005 and 2004 and added a table that provides a fair value of each stock option grant estimated on the date of grant using the Black-Scholes option pricing model showing risk-free interest, dividend yield, expected volatility, and expected life (years) at September 30, 2005 and 2004.

We trust the changes that were made meet with your approval. As soon as you let us know that the changes are adequate, we will file our Form 10Q/A September 30, 2005 Amendment No. 1.


Sincerely,

/s/ Karen L. Wright
    Karen L. Wright
    Chief Executive Officer